Calculation of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Calculation of Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2015	2014	2013
	(Amounts, except earnings per share, in thousands)

Net income	$3,058	$4,216	$4,001

Weighted-average common shares outstanding	4,240	4,193	4,210

Basic earnings per share	$0.72	$1.01	$0.95

Weighted-average common shares outstanding	4,240	4,193	4,210

Common stock equivalents due to effect of stock options	1	-	1

Total weighted-average common shares and equivalents	$4,241	$4,193	$4,211

Diluted earnings per share	$0.72	$1.01	$0.95

Anti-dilutive stock options outstanding	103	100	78